Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2017	2,341	798	974	353	211	600	5,277
Exchange differences	(148)	(46)	(74)	(26)	(6)	(50)	(350)
Additions – internal development	—	133	—	—	—	—	133
Additions – purchased	—	17	—	—	—	—	17
Disposals	—	(23)	—	—	—	—	(23)
Disposal through business disposal	—	(4)	(9)	(19)	—	(27)	(59)
Transfer from property, plant and equipment	—	11	—	—	—	—	11
Transfer to assets classified as held for sale	(163)	(4)	(2)	(27)	(21)	(34)	(251)

At 31 December 2017	2,030	882	889	281	184	489	4,755
Exchange differences	74	32	39	(2)	—	1	144
Additions – internal development	—	124	—	—	—	—	124
Additions – purchased	—	6	—	—	—	—	6
Disposals	—	(94)	(18)	(12)	—	(33)	(157)
Disposal through business disposal	—	(2)	—	—	—	—	(2)
Transfer from property, plant and equipment	—	11	—	—	—	—	11
Transfer from assets classified as held for sale	7	—	—	—	—	—	7

At 31 December 2018	2,111	959	910	267	184	457	4,888

Amortisation
At 1 January 2017	—	(461)	(555)	(209)	(198)	(412)	(1,835)
Exchange differences	—	30	43	13	4	36	126
Charge for the year	—	(85)	(77)	(18)	(3)	(40)	(223)
Disposals	—	21	—	—	—	—	21
Disposal through business disposal	—	2	8	18	—	22	50
Transfer to assets classified as held for sale	—	—	1	16	19	34	70

At 31 December 2017	—	(493)	(580)	(180)	(178)	(360)	(1,791)
Exchange differences	—	(23)	(26)	1	2	(10)	(56)
Charge for the year	—	(88)	(59)	(14)	(2)	(24)	(187)
Disposals	—	92	18	12	—	33	155
Disposal through business disposal	—	—	—	—	—	—	—

At 31 December 2018	—	(512)	(647)	(181)	(178)	(361)	(1,879)

Carrying amounts
At 1 January 2017	2,341	337	419	144	13	188	3,442
At 31 December 2017	2,030	389	309	101	6	129	2,964

At 31 December 2018	2,111	447	263	86	6	96	3,009

Summary of Useful Economic Life of Intangible Assets

The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2018
Class of intangible asset	Useful economic life
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets

The expected amortisation profile of acquired intangible assets is shown below:

	2018
All figures in £ millions	One to five years	Six to ten years	More than ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	187	66	10	263
Acquired trademarks and brands	49	27	10	86
Acquired publishing rights	5	1	—	6
Other intangibles acquired	77	19	—	96

Summary of Carrying Value of Goodwill

The carrying value of the goodwill in each of the CGUs is summarised below:

All figures in £ millions	2018	2017
North America	930	1,013
Core	701	641
Growth (includes Brazil, China, India and South Africa)	—	—
Pearson VUE	480	376

Total	2,111	2,030

Summary of Cumulative Impact of Changes in Assumptions Used in Calculating the Fair Value

The table below shows the headroom at 31 December 2018 and the cumulative impact of changes in the assumptions used in calculating the fair value.

All figures in £ millions	Headroom at 31 December 2018	1% increase in average discount rate	5% decrease in annual contribution	10% decrease in annual contribution	1% decrease in perpetuity growth rate
Headroom/(impairment)
North America	356	128	27	(301)	167
Core	210	67	84	(42)	83
Brazil	20	(8)	3	(14)	(4)